Cover	May 22, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed solely for the purpose of correcting a scrivener’s error in the reference to the Company’s next monthly closing date for subscriptions, which was included in the Company’s Current Report on Form 8-K filed on May 22, 2026. Except as described in this explanatory note, all other information contained in the Form 8-K shall remain the same.
Document Period End Date	May 22, 2026
Entity File Number	000-56755
Entity Registrant Name	CNL STRATEGIC RESIDENTIAL CREDIT, INC.
Entity Central Index Key	0002066337
Entity Tax Identification Number	33-3001463
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	CNL Center at City Commons
Entity Address, Address Line Two	450 South Orange Avenue
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32801
City Area Code	(407)
Local Phone Number	650-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false